AFBA 5STAR FUND, INC.

                          AFBA 5STAR MID CAP VALUE FUND
                            AFBA 5STAR SMALL CAP FUND
                            AFBA 5STAR LARGE CAP FUND
     AFBA 5STAR LARGE CAP GROWTH FUND (FORMERLY, AFBA 5STAR USA GLOBAL FUND)
                            AFBA 5STAR BALANCED FUND
                        AFBA 5STAR TOTAL RETURN BOND FUND
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                           (COLLECTIVELY, THE "FUNDS")


                              Institutional Series
                                 Class I Shares

Supplement dated June 13, 2008 to the Prospectus and Statement of Additional Information dated July 31, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                                   NAME CHANGE

         AFBA 5STAR USA GLOBAL FUND TO AFBA 5STAR LARGE CAP GROWTH FUND

The Board of Directors has approved, effective June 13, 2008, the name change of the AFBA 5Star USA Global Fund to the AFBA 5Star Large Cap Growth Fund.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



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                              AFBA 5STAR FUND, INC.

                          AFBA 5STAR MID CAP VALUE FUND
                            AFBA 5STAR SMALL CAP FUND
                            AFBA 5STAR LARGE CAP FUND
     AFBA 5STAR LARGE CAP GROWTH FUND (FORMERLY, AFBA 5STAR USA GLOBAL FUND)
                            AFBA 5STAR BALANCED FUND
                        AFBA 5STAR TOTAL RETURN BOND FUND
                      AFBA 5STAR SCIENCE & TECHNOLOGY FUND
                           (COLLECTIVELY, THE "FUNDS")


                                 Advisory Series
                            Class A, B, and C Shares

Supplement dated June 13, 2008 to the Prospectus and Statement of Additional Information dated July 31, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                                   NAME CHANGE

         AFBA 5STAR USA GLOBAL FUND TO AFBA 5STAR LARGE CAP GROWTH FUND

The Board of Directors has approved, effective June 13, 2008, the name change of the AFBA 5Star USA Global Fund to the AFBA 5Star Large Cap Growth Fund.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.